Loss Per Common Stock - Schedule of Basic and Diluted Loss Per Share (Details) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Weighted average number of shares of Common Stock outstanding attributable to shareholders		1,519,122	1,424,045
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share	[1]	206,862	164,289

[1]	The effect of the inclusion of option and convertible loans in 2020 and 2019 is anti-dilutive.